Employee Cost - Summary of Estimated Fair Value of Options Using Black Scholes Model (Detail) - yr	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Bottom of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate	7.00%	7.00%
Expected life of option	2	3
Expected volatility	33.00%	33.00%
Top of range [member]
Disclosure Of Employee Salaries And Benefit Expenses [line items]
Risk free rate	8.00%	8.00%
Expected life of option	4	5
Expected volatility	37.00%	37.00%